SCHEDULE OF CHANGES IN NON-CASH FLOW WORKING CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information
Accounts receivable and other receivables	$ (4,241)	$ 281
Deposits and prepaid expenses	120	(168)
Accounts payable and other payables	(2,420)	4,380
Foreign currency	(3)	(1)
Changes in non- cash flow working capital	(6,544)	4,492
Related to operating activities	(1,579)	1,193
Related to investing activities	$ (4,965)	$ 3,299